Label	Element	Value
Emerging Europe Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Europe Fund
Strategy [Heading]	rr_StrategyHeading	1. In the “Principal Investment Strategies” section of the prospectus for the Emerging Europe Fund, beginning on page 24, the twelfth paragraph is hereby deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

However, the fund will invest no more than 25% of its total assets in any one Bloomberg-classified industry involving oil, gas, or banking, such as, among others, Drilling & Drilling Support, Exploration & Production, Integrated Oils, Midstream – Oil & Gas, Oilfield Services & Equipment, Refining & Marketing, Banks, and Diversified Banks; provided, however, if at the time of purchase a corresponding industry classification represents 20% or more of the fund’s benchmark, the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), the fund may invest up to 35% of its total assets in the corresponding Bloomberg-classified industry.